Other assets and liabilities	12 Months Ended
Dec. 31, 2019
Other assets and liabilities
Other assets and liabilities

10 Other assets and liabilities

	December 31, 2019				December 31, 2018
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	2,573	54	2,704	50	1,594	68	1,445	40
Contract liabilities	—	—	1,669	456	—	—	1,108	518
Other Taxes	766	223	1,411	63	561	254	1,432	34
Other	633	594	1,362	1,042	664	302	1,427	883
	3,972	871	7,146	1,611	2,819	624	5,412	1,475

The fair value related to derivative financial instruments is disclosed in note 23 - Derivative financial instruments and hedge accounting.

Assets related to other current taxes refer to VAT for €742 million, of which €557 million are current, and related to advances made in December (€608 million at December 31, 2018, of which €383 million current).

Other assets include : (i) gas volumes prepayments that were made in previous years due to the take-or-pay obligations in relation to the Company’s long-term supply contracts of €174 million (€26 million at December 31, 2018); in 2019 the Company opted to increase the take-or-pay advance with a view of optimizing its gas portfolio, expecting to recover the underlying volumes within the next year; (ii) non-current receivables for investing activities for €11 million (€9 million at December 31, 2018).

Contract liabilities included: (i) advances denominated in local currency of €1,228 million (€716 million at December 31, 2018) to offset future supplies of equity hydrocarbons to our Egyptian State-owned partners in relation to the operations of Eni’s Concession Agreements in the Country, in particular, among these, the Zohr project; (ii) the current portion of advances received by Engie SA (former Suez) relating to a long-term agreement for supplying natural gas and electricity for €64 million (€66 million at December 31, 2018); the non-current portion amounted to €455 million (€518 million at December 31, 2018).

Other current liabilities included overlifting imbalances of the Exploration & Production segment for €917 million (€1,004 million at December 31, 2018).

Liabilities related to other current taxes include excise duties and consumer taxes for €628 million (€636 million at December 31, 2018) and VAT liabilities for €311 million (€359 million at December 31, 2018).

Other non-current liabilities include cautionary deposits from retail customers for the supply of gas and electricity of €231 million (€233 million at December 31 2018).

Transactions with related parties are described in note 36 - Transactions with related parties.